UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Dunn Warren Investment Advisors, LLC
                        Address:         6143 South Willow Dr., Suite 102
                                         Greenwood Village, CO 80111
                        13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ann Zemann
Title:		Chief Compliance Officer
Phone:		402-250-2691
Signature,	Place,			and Date of Signing:
Ann Zemann	Omaha, NE		February 15, 2011
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    18
Form 13F Information Table Value Total:   $126,211
List of Other Included Managers: None

       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN  MANAGERS    SOLE   SHARED  NONE
-----------------------------   --------------   --------      ------  ------   --- ----  ------  --------   ------  -------  ----
CLAYMORE EXCHANGE TRD FD TR     GUGG FRNTR MKT   18383Q830      6275    256736   SH         SOLE                             256736
ISHARES TR                      IBOXX INV CPBD   464287242      5912     54518   SH         SOLE                              54518
ISHARES INC                     MSCI TURKEY FD   464286715      5818     87875   SH         SOLE                              87875
ISHARES INC                     MSCI SINGAPORE   464286673      6176    445920   SH         SOLE                             445920
ISHARES INC                     MSCI STH AFRCA   464286780      6505     87108   SH         SOLE                              87108
ISHARES INC                     MSCI MALAYSIA    464286830      7825    544145   SH         SOLE                             544145
ISHARES INC                     MSCI CHILE INVES 464286640      9511    119481	 SH         SOLE                             119481
ISHARES TR                      DJ US BAS MATL   464287838      1515     19559   SH         SOLE                              19559
ISHARES TR                      HIGH YLD CORP    464288513      7170     79407   SH         SOLE                              79407
ISHARES TR                      BARCLYS TIPS BD  464287176      8369     77835   SH         SOLE                              77835
ISHARES TR                      DJ US TELECOMM   464287713      9776    418298   SH         SOLE                             418298
MARKET VECTORS ETF TR           AGRIBUS ETG      57060U605     10044    187606   SH         SOLE                             187606
POWERSHARES ETF TRUST           DYN NETWKG PRT   73935X815      3011    113800   SH         SOLE                             113800
POWERSHARES GLOBAL ETF TRUST    SOVEREIGN DEBT   73936T573      7178    269153   SH         SOLE                             269153
SPDR SERIES TRUST               S&P METALS MNG   78464A755      5360     77930   SH         SOLE                              77930
SPDR SERIES TRUST               S&P RETAIL ETF   78464A714     10988    227205   SH         SOLE                             227205
WISDOMTREE TRUST                INTL SMCAP DIV   97717W760      3983     73076   SH         SOLE                              73076
WISDOMTREE TRUST                INDIA ERNGS FD   97717W422     10796    409088   SH         SOLE                             409088



